Fair Value Measurements (Tables) - CIK0001816090 FTAC Olympus Acquisition Corp.	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis
Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$754,787,779	$754,769,167

Liabilities:
Warrant liabilities – Public Warrants	1	$53,586,806	$47,800,438
Warrant liabilities – Placement Warrants	3	$1,540,699	$1,374,333

Description	Level	December 31, 2020
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$754,769,167

Liabilities:
Warrant Liabilities – Public Warrants	1	$47,800,438
Warrant Liabilities – Private Placement Warrants	3	$1,374,333

Schedule of Changes in Fair Value of Warrant Liabilities
	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$1,374,333	$47,800,438	$49,174,771
Change in valuation inputs or other assumptions	166,366	5,786,368	5,952,734
Fair value as of March 31, 2021	$1,540,699	$53,586,806	$55,127,505

	Private Placement	Public	Warrant Liabilities
Initial measurement on August 28, 2020	$1,207,966	$41,750,000	$42,957,966
Initial measurement on September 23, 2020 Over-Allotment	—	264,069	264,069
Change in valuation inputs or other assumptions	166,367	5,786,369	5,952,736
Fair value as of December 31, 2020	$1,374,333	$47,800,438	$49,174,771